Benefit Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Retirement Benefits [Abstract]
Maximum percentage of employee contributions	60.00%
Percentage of contribution made to defined benefit plan	50.00%
Component percent of first compensation contributed to defined benefit plan	6.00%
Company contributions to benefit plans	$ 0.9	$ 0.8	$ 0.8